UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

______________________________________________________

HUBER SELECT LARGE CAP VALUE FUND
(formerly, the “Huber Capital Equity Income Fund”)

HUBER SMALL CAP VALUE FUND
(formerly, the “Huber Capital Small Cap Value Fund”)

HUBER LARGE CAP VALUE FUND
(formerly, the “Huber Capital Diversified Large Cap Value Fund”)

HUBER MID CAP VALUE FUND
(formerly, the “Huber Capital Mid Cap Value Fund”)

Investor Class
Institutional Class

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2021

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	7
Sector Allocation of Portfolio Assets	10
Schedules of Investments	12
Statements of Assets And Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	46
Notice to Shareholders	61
Householding	62
Approval of Investment Advisory Agreement	63
Privacy Notice	70

June 1, 2021

Dear Shareholder:

The six-month period ending April 30, 2021 saw markets emerge from one of the most turbulent times in history as markets recovered from the COVID-19 pandemic.  After seeing large sections of the economy close down many feared a deep recession would ensue.  So far this has not happened.  Instead we have seen a gradual economic recovery as unemployment has declined from its April 2020 high of 14.8% to 6.1% in April 2021 and GDP (Gross Domestic Product) rebounded sharply in 3Q20 and grew at mid-to-low single digits, sequentially, in 4Q20 and 1Q21.  During this time the stock market, which is typically forward looking, has rallied considerably (S&P 500® Index +28.85%), suggesting investors currently see a recession as unlikely.

During the six-months ended April 30, 2021, the Huber Small Cap Value Fund (“Small Cap Value Fund”) performed approximately in line with its primary benchmark, the Bloomberg US 2000 Value Index, while the Huber Mid Cap Value Fund (“Mid Cap Value Fund”), Huber Select Large Cap Value Fund (“Select Large Cap Value Fund”), and Huber Large Cap Value Fund (“Large Cap Value Fund”) underperformed their respective primary benchmarks, the Bloomberg US 2500 Value Index (Mid Cap Value Fund) and Bloomberg US 1000 Value Index (Select Large Cap Value and Large Cap Value Funds).  The Large Cap Value Fund and Select Large Cap Value Fund both performed meaningfully better than the S&P 500® Index for the period.

The Huber Funds have changed their primary benchmarks from the Russell benchmarks to the Bloomberg benchmarks.  There were no investment implications from this change.  The Bloomberg benchmarks offer a more cost-effective solution that is consistent with our management style.

The Small Cap Value Fund changed its benchmarks from the Russell 2000® Value Index and the Russell 2000® Index to the Bloomberg US 2000 Value Index.  For the six-month period ended April 30, 2021, the Russell 2000® Value Index and the Russell 2000® Index had returns of 59.17% and 48.06%, respectively.

The Mid Cap Value Fund changed its benchmark from the Russell Midcap® Value Index to the Bloomberg US 2500 Value Index.  For the six-month period ended April 30, 2021, the Russell Midcap® Value Index had a return of 41.41%.

The Large Cap Value Fund and the Select Large Cap Value Fund changed their benchmark from the Russell 1000® Value Index to the Bloomberg US 1000 Value Index.  For the six-month period ended April 30, 2021, the Russell 1000® Value Index had a return of 36.30%.

Small Cap Value Fund Review

For the six-month period ended April 30, 2021, the Small Cap Value Fund Institutional Class and Investor Class returned 66.75% and 66.52% respectively, approximately in line with the 66.57% return of the Bloomberg US 2000 Value Index and ahead of the 52.28% total return for the Bloomberg US 2000 Index.

On a sector basis, energy and financials were the top positive contributors to relative performance, while industrials and real estate were the largest detractors.

Within energy the Fund benefitted from an overweight allocation relative to the benchmark as well as its ownership of TETRA Technologies, Inc. (“TETRA Technologies”, “TTI”).  TETRA Technologies, a provider of chemicals to the oil and gas industry, benefitted from divestiture of its CSI Compressco LP asset to Spartan Energy.  This transaction was well received by investors as it substantially reduced the company’s debt and left TTI with a portfolio of higher quality businesses.

Within financials the Fund was positively impacted by both an overweight allocation as well as its ownership of First Citizens BancShares, Inc. – Class A, First Horizon Corp., and Carter Bankshares, Inc.  These banks, which provide retail and commercial banking services throughout various parts of the U.S., benefitted from an improved economic outlook due to COVID-19 vaccine rollout, which bolstered the outlook for their loan books.

Within industrials, the Fund was negatively impacted by its ownership of Science Applications International Corp. (“Science Applications International”, “SAIC”).  Science Applications International, a provider of information technology services to the U.S. government, was a drag on relative performance due to the sharp upward move in many recovery-oriented stocks.  Due to the large government exposure, SAIC is a relatively defensive stock compared to others in the industrials sector.

Within real estate, the Fund was negatively impacted by ownership of Granite Real Estate Investment Trust.  Granite Real Estate Investment Trust, a REIT (Real Estate Investment Trust) specializing in industrial and warehouse properties, underperformed relatively due to the sharp surge in recovery stocks during the period.  There was no material negative news on the name during the period.

Mid Cap Value Fund Review

For the six-month period ended April 30, 2021, the Mid Cap Value Fund Institutional and Investor classes returned 56.30% and 56.03%, respectively, underperforming the 58.98% return for the Bloomberg US 2500 Value Index.  On a sector level the greatest positive contributors were energy and health care, while the largest detractors were utilities and cash.

Within energy the Fund benefitted from an overweight allocation versus the Bloomberg US 2500 Value Index, as well as ownership of TTI.  TETRA Technologies was discussed earlier in this report.

Within health care, the Fund benefitted from its ownership of Tenet Healthcare Corp. (“Tenet Healthcare”) and Select Medical Holdings Corp., (“Select Medical Holdings”).  Tenet Healthcare, a healthcare facility operator, benefitted from normalization of healthcare utilization patterns, particularly hospital-based and outpatient surgical procedures.  The company also benefitted from the acquisition of 45 additional ambulatory surgical centers from SurgCenter Development, increasing their exposure to this growing segment of healthcare.  Select Medical Holdings, a provider of inpatient and outpatient rehabilitation services, performed well due to tailwinds in their long-term acute care and inpatient rehabilitation facilities, as well as recovery of outpatient clinic volumes.

Within utilities, the Fund was negatively impacted by an overweight allocation relative to the benchmark Bloomberg US 2500 Value Index, as well as ownership of Entergy Corp. (“Entergy”).  Entergy, an electric utility serving the Southern United States, was hampered somewhat by ongoing regulatory issues surrounding rate increases in Arkansas.  However, the main reason for the drag on relative performance was the sharp increase in the overall market, driven by recovery stocks.  Entergy shares gained 7.97% during the period.

The Fund was also adversely impacted by a 4.50% cash weighting during the period.

Large Cap Value Fund Review

For the six-month period ended April 30, 2021, the Large Cap Value Fund Institutional and Investor classes returned 37.44% and 37.35%, respectively, underperforming the 39.93% return for the Bloomberg US 1000 Value Index and outperforming the 28.85% return of the S&P 500® Index.  Industrials and healthcare were the most positive sector contributors, while energy and consumer discretionary were the largest detractors.

Within industrials, the Fund benefitted from an overweight allocation versus the Bloomberg US 1000 Value Index, as well as ownership of KBR, Inc. (“KBR”).  KBR, an engineering and construction company focused on the energy and government services sectors, rose due to recovery in oil prices as well as management growth targets outlined in their March 2021 investor day indicating the company should grow ahead of Street expectations for the foreseeable future.

Within healthcare, the Fund benefitted from its ownership of Eli Lilly & Co. (“Eli Lilly”) and Select Medical Holdings.  Eli Lilly, a pharmaceutical company with an emphasis on diabetes, neurology, and oncology, performed well due in large part to positive phase 2 data from their investigational Alzheimer’s drug, donanemab.  Select Medical Holdings, a provider of inpatient and outpatient rehabilitation services, performed well due to tailwinds in their long-term acute care and inpatient rehabilitation facilities, as well as recovery of outpatient clinic volumes.

Within energy, the Fund was adversely impacted by its ownership of Golar LNG Ltd. and Royal Dutch Shell.  While both of these stocks were up appreciably during the period, they lagged the broader energy recovery as they did not decline as much as industry peers in the early stages of the pandemic.

Within consumer discretionary, the Fund was adversely impacted by its ownership of Home Depot (“Home Depot”).  Home Depot, a do-it-yourself retailer that benefitted tremendously from increased home remodeling projects due to people spending more time at home, underperformed as this trend ameliorated somewhat during the recovery period.

Select Large Cap Value Fund Review

For the six-month period ended April 30, 2021, the Select Large Cap Value Fund Institutional and Investor classes returned 36.43% and 36.24%, respectively, underperforming the 39.93% return for the Bloomberg US 1000 Value Index and outperforming the 28.85% return of the S&P 500® Index.  Consumer staples and industrials were the largest sector contributors, while information technology and financials were the largest detractors.

The Fund benefitted from being underweight the consumer staples sector versus the Bloomberg US 1000 Value Index, which contributed positively due to the sector underperforming the broader index.

Within industrials, the Fund benefitted from both an overweight sector allocation versus the Bloomberg US 1000 Value Index as well as ownership of KBR, which was discussed previously.  The industrials sector was one of the best performing sectors during this time period.

Within information technology, the Fund was adversely impacted by its ownership of Microsoft Corp. (“Microsoft”).  Microsoft, a provider of cloud computing, software, and video gaming technology, performed well during the period (+24.55%) but lagged behind the broader market due to the relatively modest impact of the COVID-19 pandemic on their business.

Within financials, the Fund was adversely impacted by an underweight sector allocation versus the Bloomberg US 1000 Value Index, as well as ownership of CNO Financial Group, Inc. (“CNO”) and Mastercard, Inc. (“Mastercard”).  CNO, a provider of health and life insurance, and Mastercard, a credit card provider, both performed well during the period (+43.83% and 32.37%) without any material adverse news but lagged the recovery in the overall market.

Outlook

Markets remain volatile, mostly to the upside, over the past 12 months.  While the market has moved ahead of pre-pandemic levels, the unemployment situation has yet to follow suit, creating an apparent disconnect between stock prices and the economy.  While volatility creates buying opportunities, record high market levels generally do not.  Despite the current situations, we believe pockets of value remain, and we intend to focus our research efforts on these pockets.

The Huber Capital team remains committed to our philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support.  It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce superior risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors.  In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy.  Furthermore, frequently used classification schema (e.g. GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure.  For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Bloomberg US 1000 Value Index, the Select Large Cap Value Fund is overweight information technology, industrials, consumer discretionary, and health care, and underweight utilities, financials, energy, materials, communication services, real estate, and consumer staples.  Relative to the Bloomberg US 2000 Value Index, the Small Cap Value Fund is overweight financials, energy, industrials, health care, and information technology, and underweight communication services, utilities, consumer staples, materials, consumer discretionary, and real estate.  Relative to the Bloomberg US 1000 Value Index, the Large Cap Value Fund is overweight information technology, industrials, financials, energy, consumer discretionary, and communication services, and underweight materials, utilities, consumer staples, real estate and health care. Relative to the Bloomberg US 2500 Value Index, the Mid Cap Value Fund is overweight energy, financials, industrials, communication services, and utilities, and underweight information technology, health care, consumer staples, materials, consumer discretionary, and real estate.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Index is market-capitalization-weighted.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2000 in capitalization of the Bloomberg US 3000 Index.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

Indices in general do not reflect the payment of transaction costs, fees and expenses associated with actual investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Short term performance may reflect conditions that are unsustainable and thus are unlikely to be repeated in the future.  High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

EXPENSE EXAMPLE – April 30, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (11/1/20 – 4/30/21).

Actual Expenses
For each class of the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2021 (Unaudited), Continued

Select Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/20	4/30/21	11/1/20 – 4/30/21	Ratio*
Investor Class
Actual	$1,000.00	$1,362.40	$7.91	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Institutional Class
Actual	$1,000.00	$1,364.30	$5.80	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

Small Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/20	4/30/21	11/1/20 – 4/30/21	Ratio*
Investor Class
Actual	$1,000.00	$1,665.20	$11.04	1.67%
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.51	$ 8.35	1.67%

Institutional Class
Actual	$1,000.00	$1,667.50	$ 8.93	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$ 6.76	1.35%

Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/20	4/30/21	11/1/20 – 4/30/21	Ratio*
Investor Class
Actual	$1,000.00	$1,373.50	$5.89	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Institutional Class
Actual	$1,000.00	$1,374.40	$4.42	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Huber Funds

EXPENSE EXAMPLE – April 30, 2021 (Unaudited), Continued

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/20	4/30/21	11/1/20 – 4/30/21	Ratio*
Investor Class
Actual	$1,000.00	$1,560.30	$8.19	1.29%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.46	1.29%

Institutional Class
Actual	$1,000.00	$1,563.00	$6.35	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2021 (Unaudited)

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2021 (Unaudited)

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 99.66%	Value
	Aerospace & Defense - 7.94%
8,593	Northrop Grumman Corp.	$3,045,703

	Banking - 11.79%
26,246	Bank of America Corp.	1,063,750
5,868	Citigroup, Inc.	418,036
6,526	First Horizon Corp.	119,360
18,233	JPMorgan Chase & Co.	2,804,418
2,000	Truist Financial Corp.	118,620
		4,524,184
	Biotech & Pharma - 14.19%
20,437	Eli Lilly & Co.	3,735,270
17,793	Merck & Co., Inc.	1,325,579
9,530	Pfizer, Inc.	368,335
1,182	Viatris, Inc. (a)	15,721
		5,444,905
	Chemicals - 0.84%
3,300	Innospec, Inc.	321,453

	Consumer Services - 2.40%
16,000	Rent-A-Center, Inc.	920,800

	Electric Utilities - 4.47%
6,390	Entergy Corp.	698,363
20,933	Exelon Corp.	940,729
1,526	Portland General Electric Co.	77,612
		1,716,704
	Electrical Equipment - 1.18%
3,357	TE Connectivity Ltd.	451,416

	Engineering & Construction - 10.28%
99,777	KBR, Inc.	3,947,178

	Entertainment Content - 1.72%
24,800	Lions Gate Entertainment Corp. –
	Class B (a) (b)	312,480
8,500	ViacomCBS, Inc. - Class B (b)	348,670
		661,150
	Food - 2.32%
55	ConAgra Foods, Inc.	2,040
11,458	Tyson Foods, Inc. - Class A	887,422
		889,462

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	COMMON STOCKS - 99.66%, Continued	Value
	Health Care Facilities & Services - 0.65%
6,600	Select Medical Holdings Corp. (a)	$248,952

	Home Construction - 1.17%
5,560	Lennar Corp. - Class B	447,969

	Institutional Financial Services - 0.45%
500	Goldman Sachs Group, Inc.	174,225

	Insurance - 5.17%
74,421	CNO Financial Group, Inc.	1,899,968
1,269	Voya Financial, Inc.	86,064
		1,986,032
	Oil & Gas Producers - 4.23%
7,000	BP plc - ADR	176,120
112,000	Golar LNG Ltd. (a)	1,285,760
4,300	Royal Dutch Shell plc - Class A - ADR	163,400
		1,625,280
	Retail - Consumer Staples - 0.02%
55	Wal-Mart Stores, Inc.	7,695

	Retail - Discretionary - 6.18%
18,839	Gap, Inc.	623,571
5,398	Home Depot, Inc.	1,747,171
		2,370,742
	Software - 18.35%
27,928	Microsoft Corp.	7,042,883

	Technology Hardware - 2.14%
6,781	Comtech Telecommunications Corp.	162,608
16,471	Hewlett Packard Enterprise Co.	263,865
11,623	HP, Inc.	396,461
		822,934
	Technology Services - 2.25%
2,259	Mastercard, Inc. - Class A	863,074

	Telecommunications - 0.37%
4,500	AT&T, Inc.	141,345

	Tobacco & Cannabis - 1.55%
6,259	Philip Morris International, Inc.	594,605

	TOTAL COMMON STOCKS
	(Cost $14,661,062)	38,248,691

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	MONEY MARKET FUNDS - 0.71%	Value
135,732	First American Government Obligations Fund,
	Institutional Class, 0.03% (c)	$135,732
135,733	First American Treasury Obligations Fund,
	Institutional Class, 0.03% (c)	135,733
	TOTAL MONEY MARKET FUNDS
	(Cost $271,465)	271,465
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $14,932,527) - 100.37%	38,520,156
	Liabilities in Excess
	of Other Assets - (0.37)%	(140,989)
	NET ASSETS - 100.00%	$38,379,167

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 94.31%	Value
	Aerospace & Defense - 0.39%
36,441	CPI Aerostructures, Inc. (a)	$157,061

	Apparel & Textile Products - 1.17%
4,305	Carter’s, Inc. (a)	468,341

	Asset Management - 2.80%
4,081	Virtus Investment Partners, Inc.	1,115,990

	Automotive - 2.51%
23,323	Miller Industries, Inc.	1,003,356

	Banking - 20.26%
34,470	Atlantic Capital Bancshares, Inc. (a)	922,072
8,066	C&F Financial Corp.	340,224
21,536	Capstar Financial Holdings, Inc.	413,276
159,010	Carter Bankshares, Inc. (a)	2,059,180
12,541	First Bancorp	531,738
2,683	First Citizens BancShares, Inc. - Class A	2,327,395
79,279	First Horizon Corp.	1,450,013
928	Northrim BanCorp, Inc.	39,579
		8,083,477
	Chemicals - 2.87%
11,740	Innospec, Inc.	1,143,593

	Commercial Support Services - 1.12%
20,100	H&R Block, Inc.	447,426

	Consumer Services - 4.96%
16,072	Regis Corp. (a)	207,972
30,784	Rent-A-Center, Inc.	1,771,619
		1,979,591
	Containers & Packaging - 0.34%
2,688	UFP Technologies, Inc. (a)	134,561

	Electric Utilities - 2.90%
2,226	Black Hills Corp.	153,550
19,704	Portland General Electric Co.	1,002,145
		1,155,695
	Engineering & Construction - 8.37%
84,475	KBR, Inc.	3,341,831

	Entertainment Content - 1.88%
59,400	Lions Gate Entertainment Corp. –
	Class B (a) (c)	748,440

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	COMMON STOCKS - 94.31%, Continued	Value
	Health Care Facilities & Services - 3.83%
47,595	Hanger, Inc. (a)	$1,186,543
5,801	Tenet Healthcare Corp. (a)	343,767
		1,530,310
	Home Construction - 0.11%
1,349	Taylor Morrison Home Corp. (a)	42,102

	Household Products - 0.76%
39,415	Crown Crafts, Inc.	303,496

	Industrial Intermediate Products - 0.88%
21,839	L.B. Foster Co. - Class A (a)	352,481

	Insurance - 4.36%
68,244	CNO Financial Group, Inc.	1,742,270

	Leisure Facilities & Services - 1.27%
47,354	Boston Pizza Royalties Income Fund (b)	507,385

	Medical Equipment & Devices - 3.61%
10,220	CONMED Corp.	1,440,509

	Metals & Mining - 0.95%
87,074	Uranium Participation Corp. (a) (b)	380,415

	Oil & Gas Producers - 9.05%
314,686	Golar LNG Ltd. (a)	3,612,595

	Oil & Gas Services & Equipment - 4.92%
138,475	CSI Compressco LP	232,638
690,298	TETRA Technologies, Inc. (a)	1,732,648
		1,965,286
	Retail - Discretionary - 1.05%
34,700	Tilly’s, Inc. - Class A (a)	418,482

	Software - 0.98%
19,000	Xperi Holding Corp.	390,450

	Specialty Finance - 2.58%
30,101	Enova International, Inc. (a)	1,030,658

	Technology Hardware - 7.00%
103,862	Comtech Telecommunications Corp.	2,490,611
1,619	F5 Networks, Inc. (a)	302,365
		2,792,976

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	COMMON STOCKS - 94.31%, Continued	Value
	Technology Services - 3.39%
15,110	Science Applications International Corp.	$1,351,136

	TOTAL COMMON STOCKS
	(Cost $21,064,993)	37,639,913

	REITS - 3.97%
	REIT: Industrial - 2.71%
16,937	Granite Real Estate Investment Trust	1,082,613

	REIT: Office - 0.26%
3,700	Office Properties Income Trust	102,675

	REIT: Timber - 1.00%
34,393	CatchMark Timber Trust, Inc. - Class A	399,991

	TOTAL REITS
	(Cost $847,359)	1,585,279

	MONEY MARKET FUNDS - 3.35%
667,660	First American Government Obligations Fund,
	Institutional Class, 0.03% (d)	667,660
667,660	First American Treasury Obligations Fund,
	Institutional Class, 0.03% (d)	667,660
	TOTAL MONEY MARKET FUNDS
	(Cost $1,335,320)	1,335,320
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $23,247,672) - 101.63%	40,560,512
	Liabilities in Excess
	of Other Assets - (1.63)%	(652,180)
	NET ASSETS - 100.00%	$39,908,332

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 99.01%	Value
	Aerospace & Defense - 2.56%
700	Northrop Grumman Corp.	$248,108

	Banking - 19.25%
11,000	Bank of America Corp.	445,830
7,000	Citigroup, Inc.	498,679
26,292	First Horizon Corp.	480,881
1,900	JPMorgan Chase & Co.	292,239
2,500	Truist Financial Corp.	148,275
		1,865,904
	Biotech & Pharma - 7.06%
400	AbbVie, Inc.	44,600
2,000	Eli Lilly & Co.	365,540
1,100	Merck & Co., Inc.	81,950
4,800	Pfizer, Inc.	185,520
533	Viatris, Inc. (a)	7,089
		684,699
	Chemicals - 1.41%
1,400	Innospec, Inc.	136,374

	Consumer Services - 3.62%
6,100	Rent-A-Center, Inc.	351,055

	Electric Utilities - 3.33%
300	American Electric Power Co., Inc.	26,613
900	Entergy Corp.	98,361
1,000	Evergy, Inc.	63,970
1,600	Exelon Corp.	71,904
800	NextEra Energy, Inc.	62,008
		322,856
	Electrical Equipment - 0.42%
300	TE Connectivity Ltd.	40,341

	Engineering & Construction - 12.46%
30,530	KBR, Inc.	1,207,766

	Entertainment Content - 2.86%
7,109	Lions Gate Entertainment Corp. –
	Class B (a) (b)	89,573
2,300	ViacomCBS, Inc. - Class B (b)	94,346
500	Walt Disney Co. (a)	93,010
		276,929

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	COMMON STOCKS - 99.01%, Continued	Value
	Food - 1.45%
500	Lamb Weston Holdings, Inc.	$40,250
1,300	Tyson Foods, Inc. - Class A	100,685
		140,935
	Health Care Facilities & Services - 0.82%
2,100	Select Medical Holdings Corp. (a)	79,212

	Home Construction - 0.00%
5	Lennar Corp. - Class B	403

	Institutional Financial Services - 0.72%
200	Goldman Sachs Group, Inc.	69,690

	Insurance - 3.84%
14,573	CNO Financial Group, Inc.	372,049

	Internet Media & Services - 0.90%
400	VeriSign, Inc. (a)	87,508

	Oil & Gas Producers - 9.14%
3,700	BP plc - ADR	93,092
1,000	Chesapeake Energy Corp. (a)	45,570
47,600	Golar LNG Ltd. (a)	546,448
5,300	Royal Dutch Shell plc - Class A - ADR	201,400
		886,510
	Retail - Consumer Staples - 2.16%
1,500	Wal-Mart Stores, Inc.	209,865

	Retail - Discretionary - 4.40%
4,100	Gap, Inc.	135,710
900	Home Depot, Inc.	291,303
		427,013
	Software - 7.47%
2,600	Microsoft Corp.	655,668
900	Oracle Corp.	68,211
		723,879
	Technology Hardware - 3.56%
11,825	Comtech Telecommunications Corp.	283,564
1,800	HP, Inc.	61,398
		344,962

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	COMMON STOCKS - 99.01%, Continued	Value
	Technology Services - 3.68%
750	Mastercard, Inc. - Class A	$286,545
300	Visa, Inc. - Class A	70,068
		356,613
	Telecommunications - 3.79%
10,793	AT&T, Inc.	339,009
500	Verizon Communications, Inc.	28,895
		367,904
	Tobacco & Cannabis - 4.11%
4,200	Philip Morris International, Inc.	399,000

	TOTAL COMMON STOCKS
	(Cost $6,097,583)	9,599,575

	MONEY MARKET FUNDS - 1.13%
54,485	First American Government Obligations Fund,
	Institutional Class, 0.03% (c)	54,485
54,485	First American Treasury Obligations Fund,
	Institutional Class, 0.03% (c)	54,485
	TOTAL MONEY MARKET FUNDS
	(Cost $108,970)	108,970
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,206,553) - 100.14%	9,708,545
	Liabilities in Excess
	of Other Assets - (0.14)%	(13,193)
	NET ASSETS - 100.00%	$9,695,352

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 94.58%	Value
	Apparel & Textile Products - 0.29%
200	Carter’s, Inc. (a)	$21,758

	Asset Management - 1.14%
309	Virtus Investment Partners, Inc.	84,499

	Automotive - 2.89%
5,000	Miller Industries, Inc.	215,100

	Banking - 16.85%
5,900	Atlantic Capital Bancshares, Inc. (a)	157,825
350	First Citizens BancShares, Inc. - Class A	303,611
23,816	First Horizon Corp.	435,594
6,000	Truist Financial Corp.	355,860
		1,252,890
	Chemicals - 1.82%
1,388	Innospec, Inc.	135,205

	Consumer Services - 4.64%
6,000	Rent-A-Center, Inc.	345,300

	Electric Utilities - 7.94%
2,000	American Electric Power Co., Inc.	177,420
2,000	Black Hills Corp.	137,960
500	Entergy Corp.	54,645
1,758	Evergy, Inc.	112,459
2,127	Portland General Electric Co.	108,179
		590,663
	Electrical Equipment - 1.47%
2,500	Carrier Global Corp.	108,950

	Engineering & Construction - 9.68%
18,185	KBR, Inc.	719,399

	Entertainment Content - 4.29%
10,337	Lions Gate Entertainment Corp. –
	Class B (a) (c)	130,246
4,600	ViacomCBS, Inc. - Class B (c)	188,692
		318,938
	Food - 2.12%
700	ConAgra Foods, Inc.	25,963
766	Lamb Weston Holdings, Inc.	61,663
900	Tyson Foods, Inc. - Class A	69,705
		157,331

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	COMMON STOCKS - 94.58%, Continued	Value
	Health Care Facilities & Services - 5.63%
9,742	Hanger, Inc. (a)	$242,868
2,300	Select Medical Holdings Corp. (a)	86,756
1,500	Tenet Healthcare Corp. (a)	88,890
		418,514
	Home Construction - 0.98%
900	Lennar Corp. - Class B	72,513

	Insurance - 7.73%
11,910	CNO Financial Group, Inc.	304,062
2,700	Prudential Financial, Inc.	270,972
		575,034
	Internet Media & Services - 1.18%
400	VeriSign, Inc. (a)	87,508

	Medical Equipment & Devices - 0.57%
300	CONMED Corp.	42,285

	Metals & Mining - 1.00%
17,100	Uranium Participation Corp. (a) (b)	74,708

	Oil & Gas Producers - 9.61%
62,239	Golar LNG Ltd. (a)	714,504

	Oil & Gas Services & Equipment - 4.82%
142,924	TETRA Technologies, Inc. (a)	358,739

	Retail - Discretionary - 1.29%
2,900	Gap, Inc.	95,990

	Software - 0.47%
1,700	Xperi Holding Corp.	34,935

	Specialty Finance - 2.58%
5,604	Enova International, Inc. (a)	191,881

	Technology Hardware - 5.23%
13,904	Comtech Telecommunications Corp.	333,418
300	F5 Networks, Inc. (a)	56,028
		389,446
	Technology Services - 0.36%
300	Science Applications International Corp.	26,826

	TOTAL COMMON STOCKS
	(Cost $5,156,469)	7,032,916

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited), Continued

Shares	REITS - 2.48%	Value
	REIT: Industrial - 0.95%
1,100	Granite Real Estate Investment Trust	$70,312
	REIT: Office - 1.53%
4,102	Office Properties Income Trust	113,831
	TOTAL REITS
	(Cost $123,193)	184,143

	MONEY MARKET FUNDS - 3.47%
129,150	First American Government Obligations Fund,
	Institutional Class, 0.03% (d)	129,150
129,150	First American Treasury Obligations Fund,
	Institutional Class, 0.03% (d)	129,150
	TOTAL MONEY MARKET FUNDS
	(Cost $258,300)	258,300
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,537,962) - 100.53%	7,475,359
	Liabilities in Excess
	of Other Assets - (0.53)%	(39,596)
	NET ASSETS - 100.00%	$7,435,763

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2021 (Unaudited)

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $14,932,527 and
$23,247,672, respectively)	$38,520,156	$40,560,512
Cash	—	2,128
Receivables
Fund shares issued	1,073	5,127
Return of capital	—	1,385
Dividends and interest	6,085	18,371
Dividend tax reclaim	11,054	9,841
Prepaid expenses	24,683	17,377
Total assets	38,563,051	40,614,741
LIABILITIES
Payables
Fund shares redeemed	11,361	—
Investment securities purchased	58,041	496,434
Advisory fees	10,667	22,616
12b-1 distribution fees	32,673	93,781
Administration fees	7,257	7,786
Audit fees	33,657	33,657
Chief Compliance Officer fee	1,828	1,829
Custody fees	—	3,080
Fund accounting fees	5,958	6,081
Shareholder servicing fees	12,444	31,127
Transfer agent fees and expenses	7,118	7,540
Trustee fees and expenses	552	539
Accrued expenses	2,328	1,939
Total liabilities	183,884	706,409
NET ASSETS	$38,379,167	$39,908,332

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2021 (Unaudited), Continued

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$6,189,197	$24,768,405
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	283,182	1,077,892
Net asset value, offering and redemption
price per share (Note 1)	$21.86	$22.98
Institutional Class
Net assets applicable to shares outstanding	$32,189,970	$15,139,927
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,476,985	651,559
Net asset value, offering and redemption
price per share (Note 1)	$21.79	$23.24
COMPONENTS OF NET ASSETS
Paid-in capital	$—	$27,230,591
Total distributable earnings	38,379,167	12,677,741
Net assets	$38,379,167	$39,908,332

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2021 (Unaudited)

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $6,206,553 and
$5,537,962, respectively)	$9,708,545	$7,475,359
Receivables
Fund shares sold	163	—
Dividends and interest	11,016	4,792
Dividend tax reclaim	743	109
Due from Adviser (Note 4)	13,372	13,112
Prepaid expenses	25,620	25,126
Total assets	9,759,459	7,518,498
LIABILITIES
Payables
Investment securities purchased	—	24,144
12b-1 distribution fees	4,635	1,194
Administration fees	8,861	8,496
Audit fees	33,657	33,657
Chief Compliance Officer fee	1,829	1,829
Custody fees	—	1,221
Fund accounting fees	5,825	5,885
Shareholder servicing fees	3,589	861
Transfer agent fees and expenses	5,073	4,829
Trustee fees and expenses	585	567
Accrued expenses	53	52
Total liabilities	64,107	82,735
NET ASSETS	$9,695,352	$7,435,763

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2021 (Unaudited), Continued

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,383,763	$490,932
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	77,617	33,233
Net asset value, offering and redemption
price per share (Note 1)	$17.83	$14.77
Institutional Class
Net assets applicable to shares outstanding	$8,311,589	$6,944,831
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	464,059	469,118
Net asset value, offering and redemption
price per share (Note 1)	$17.91	$14.80
COMPONENTS OF NET ASSETS
Paid-in capital	$6,801,674	$5,571,025
Total distributable earnings	2,893,678	1,864,738
Net assets	$9,695,352	$7,435,763

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2021 (Unaudited)

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $215 and $5,425, respectively)	$332,826	$267,474
Interest	95	67
Total investment income	332,921	267,541
Expenses
Advisory fees (Note 4)	140,223	173,246
Administration fees (Note 4)	28,845	29,522
Transfer agent fees and expenses (Note 4)	21,527	23,607
Fund accounting fees (Note 4)	16,988	17,164
Registration fees	15,216	15,822
Audit fees	11,157	11,158
Trustee fees and expenses	7,337	7,289
12b-1 distribution fees – Investor Class (Note 6)	7,292	22,261
Chief Compliance Officer fee (Note 4)	5,578	5,578
Reports to shareholders	3,375	3,058
Custody fees (Note 4)	3,257	7,792
Shareholder servicing fees – Investor Class (Note 5)	3,061	8,961
Miscellaneous expense	2,709	2,675
Legal fees	2,466	2,466
Insurance expense	1,453	1,350
Total expenses	270,484	331,949
Less: advisory fee waiver (Note 4)	(75,036)	(64,482)
Net expenses	195,448	267,467
Net investment income	137,473	74

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, FOREIGN CURRENCY
AND REDEMPTION IN-KIND
Net realized gain/(loss) on:
Investments	163,359	1,886,297
Foreign currency	—	409
Redemption in-kind	16,954,108	6,042,385
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,507,847)	9,829,383
Foreign currency	—	107
Net realized and unrealized gain on investments,
foreign currency and redemption in-kind	12,609,620	17,758,581
Net Increase in Net Assets
Resulting from Operations	$12,747,093	$17,758,655

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2021 (Unaudited)

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $323 and $856, respectively)	$78,679	$38,443
Interest	31	43
Total investment income	78,710	38,486
Expenses
Administration fees (Note 4)	27,997	28,357
Fund accounting fees (Note 4)	16,986	17,010
Transfer agent fees and expenses (Note 4)	15,785	15,448
Registration fees	15,468	15,249
Audit fees	11,158	11,157
Trustee fees and expenses	7,209	7,177
Chief Compliance Officer fee (Note 4)	5,578	5,578
Custody fees (Note 4)	5,253	6,427
Miscellaneous expense	2,483	2,607
Legal fees	2,466	2,465
12b-1 distribution fees – Investor Class (Note 6)	1,649	471
Reports to shareholders	1,599	1,524
Insurance expense	1,198	1,186
Shareholder servicing fees – Investor Class (Note 5)	—	83
Total expenses	114,829	114,739
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(83,921)	(87,275)
Net expenses	30,908	27,464
Net investment income	47,802	11,022

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(92,962)	107,625
Foreign currency	(177)	(109)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,170,873	1,863,124
Foreign currency	—	7
Net realized and unrealized gain on
investments and foreign currency	2,077,734	1,970,647
Net Increase in Net Assets
Resulting from Operations	$2,125,536	$1,981,669

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$137,473	$453,461
Net realized gain/(loss) on:
Investments	163,359	(221,541)
Foreign currency	—	(5,671)
Redemption in-kind	16,954,108	—
Net change in unrealized
appreciation/depreciation on investments	(4,507,847)	(3,607,499)
Net increase/(decrease) in net assets
resulting from operations	12,747,093	(3,381,250)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(97,496)	(48,269)
Net dividends and distributions to shareholders –
Institutional Class shares	(436,738)	(482,468)
Total distributions to shareholders	(534,234)	(530,737)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(20,778,791)	686,795
Total decrease in net assets	(8,565,932)	(3,225,192)
NET ASSETS
Beginning of period	46,945,099	50,170,291
End of period	$38,379,167	$46,945,099

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	42,871	$804,993	114,765	$1,998,520
Shares issued on
reinvestments
of distributions	5,049	92,541	2,595	46,732
Shares redeemed**	(73,544)	(1,430,953)	(163,415)	(2,740,907)
Net decrease	(25,624)	$(533,419)	(46,055)	$(695,655)
** Net of redemption
fees of		$888		$778

	Institutional Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	723,607	$13,679,392	190,799	$3,209,260
Shares issued on
reinvestments
of distributions	15,059	274,823	26,330	472,356
Shares redeemed**	(1,828,815)	(34,199,587)	(142,481)	(2,299,166)
Net increase/(decrease)	(1,090,149)	$(20,245,372)	74,648	$1,382,450
** Net of redemption
fees of		$4,575		$3,658

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$74	$63,935
Net realized gain on:
Investments	1,886,297	3,486,826
Foreign currency	409	716
Redemption in-kind	6,042,385	—
Net change in unrealized appreciation/
(depreciation) on:
Investments	9,829,383	(12,798,260)
Foreign currency	107	66
Net increase/(decrease) in net assets
resulting from operations	17,758,655	(9,246,717)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(81,782)	(15,757)
Net dividends and distributions to shareholders –
Institutional Class shares	(63,838)	(48,426)
Total distributions to shareholders	(145,620)	(64,183)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(10,830,134)	1,382,550
Total increase/(decrease) in net assets	6,782,901	(7,928,350)
NET ASSETS
Beginning of period	33,125,431	41,053,781
End of period	$39,908,332	$33,125,431

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	68,362	$1,274,451	108,169	$1,651,643
Shares issued on
reinvestments
of distributions	4,609	79,821	810	15,113
Shares redeemed**	(72,678)	(1,378,052)	(197,178)	(2,998,398)
Net increase/(decrease)	293	$(23,780)	(88,199)	$(1,331,642)
** Net of redemption
fees of		$1,312		$3,928

	Institutional Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	156,672	$3,385,484	222,231	$3,179,120
Shares issued on
reinvestments
of distributions	1,303	22,796	2,522	47,536
Shares redeemed**	(801,937)	(14,214,634)	(29,322)	(512,464)
Net increase/(decrease)	(643,962)	$(10,806,354)	195,431	$2,714,192
** Net of redemption
fees of		$1,225		$1,411

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$47,802	$70,969
Net realized gain/(loss) on:
Investments	(92,962)	(250,209)
Foreign currency	(177)	12
Net change in unrealized appreciation/
(depreciation) on investments	2,170,873	(547,004)
Net increase/(decrease) in net assets
resulting from operations	2,125,536	(726,232)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(18,764)	(15,725)
Net dividends and distributions to shareholders –
Institutional Class shares	(55,823)	(49,699)
Total distributions to shareholders	(74,587)	(65,424)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	3,782,100	(447,420)
Total increase/(decrease) in net assets	5,833,049	(1,239,076)
NET ASSETS
Beginning of period	3,862,303	5,101,379
End of period	$9,695,352	$3,862,303

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	90	$1,454	3,164	$45,752
Shares issued on
reinvestments
of distributions	1,248	18,764	987	15,725
Shares redeemed**	(5,239)	(93,941)	(5,281)	(78,552)
Net decrease	(3,901)	$(73,723)	(1,130)	$(17,075)
** Net of redemption
fees of		$—		$12

	Institutional Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	261,609	$4,000,000	—	$—
Shares issued on
reinvestments
of distributions	3,699	55,823	3,108	49,699
Shares redeemed**	(11,507)	(200,000)	(34,350)	(480,044)
Net increase/(decrease)	253,801	$3,855,823	(31,242)	$(430,345)
** Net of redemption
fees of		$—		$1

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,022	$10,666
Net realized gain/(loss) on:
Investments	107,625	10,933
Foreign currency	(109)	27
Net change in unrealized appreciation/
(depreciation) on:
Investments	1,863,124	(451,766)
Foreign currency	7	3
Net increase/(decrease) in net assets
resulting from operations	1,981,669	(430,137)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(2,080)	—
Net dividends and distributions to shareholders –
Institutional Class shares	(13,526)	—
Total distributions to shareholders	(15,606)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,903,775	116,511
Total increase/(decrease) in net assets	5,869,838	(313,626)
NET ASSETS
Beginning of period	1,565,925	1,879,551
End of period	$7,435,763	$1,565,925

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,241	$88,169	—	$—
Shares issued on
reinvestments
of distributions	180	2,080	—	—
Shares redeemed	—	—	—	(2)
Net increase/(decrease)	6,421	$90,249	—	$(2)

	Institutional Class
	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	346,021	$4,000,000	11,536	$116,513
Shares issued on
reinvestments
of distributions	1,172	13,526	—	—
Shares redeemed	(15,244)	(200,000)	—	—
Net increase	331,949	$3,813,526	11,536	$116,513

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2021
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$16.33		$17.63	$15.94	$15.76	$12.90	$13.09

Income from
investment operations:
Net investment income^	0.04		0.10	0.14	0.13	0.17	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.82		(1.26)	1.74	0.15	2.86	(0.23)
Total from
investment operations	5.86		(1.16)	1.88	0.28	3.03	(0.06)

Less distributions:
From net investment income	(0.33)		(0.14)	(0.19)	(0.10)	(0.17)	(0.13)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.86		$16.33	$17.63	$15.94	$15.76	$12.90

Total return	36.24	%‡	-6.68%	12.03%	1.79%	23.71%	-0.47%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$6,189		$5,043	$6,258	$6,023	$7,346	$16,277
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.75	%†	1.66%	1.57%	1.45%	1.70%	1.67%
After advisory fee waiver	1.35	%†	1.35%	1.34%	1.25%	1.37%	1.35%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.03	%†	0.30%	0.64%	0.59%	0.85%	1.02%
After advisory fee waiver	0.43	%†	0.61%	0.87%	0.79%	1.18%	1.34%
Portfolio turnover rate	29.69	%‡	19.50%	19.52%	20.00%	20.49%	15.56%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2021
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$16.32		$17.62	$15.92	$15.81	$12.95	$13.15

Income from
investment operations:
Net investment income^	0.08		0.17	0.20	0.17	0.22	0.21
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.79		(1.28)	1.73	0.16	2.87	(0.22)
Total from
investment operations	5.87		(1.11)	1.93	0.33	3.09	(0.01)

Less distributions:
From net investment income	(0.40)		(0.19)	(0.23)	(0.22)	(0.23)	(0.19)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	—	—	—
Net asset value, end of period	$21.79		$16.32	$17.62	$15.92	$15.81	$12.95

Total return	36.43	%‡	-6.38%	12.43%	2.07%	24.10%	-0.06%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$32,190		$41,902	$43,912	$59,825	$80,948	$74,618
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.39	%†	1.30%	1.22%	1.19%	1.33%	1.31%
After advisory fee waiver	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.39	%†	0.66%	0.99%	0.84%	1.18%	1.36%
After advisory fee waiver	0.79	%†	0.97%	1.22%	1.04%	1.52%	1.68%
Portfolio turnover rate	29.69	%‡	19.50%	19.52%	20.00%	20.49%	15.56%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2021
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$13.86		$18.02	$16.74	$17.12	$14.26	$15.12

Income from
investment operations:
Net investment
income/(loss)^	(0.01)		0.00 +	0.00 +	0.04	0.09	0.11
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	9.21		(4.15)	1.31	(0.30)	2.96	(0.88)
Total from
investment operations	9.20		(4.15)	1.31	(0.26)	3.05	(0.77)
Less distributions:
From net investment income	(0.08)		(0.01)	(0.03)	(0.12)	(0.19)	(0.09)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.98		$13.86	$18.02	$16.74	$17.12	$14.26

Total return	66.52	%‡	-23.03%	7.97%	-1.64%	21.43%	-5.13%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$24,768		$14,937	$21,003	$24,478	$25,129	$25,720
Ratio of expenses to
average net assets:
Before advisory fee waiver	2.04	%†	2.03%	1.77%	1.65%	1.65%	1.87%
After advisory fee waiver	1.67	%†	1.65%	1.58%	1.56%	1.63%	1.58%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.51	%)†	(0.35%)	(0.16%)	0.11%	0.53%	0.54%
After advisory fee waiver	(0.14	%)†	0.03%	0.03%	0.20%	0.55%	0.83%
Portfolio turnover rate	30.31	%‡	71.53%	37.26%	39.04%	23.48%	14.99%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2021
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$14.04		$18.23	$16.95	$17.35	$14.45	$15.38

Income from
investment operations:
Net investment income^	0.02		0.05	0.04	0.08	0.14	0.15
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	9.31		(4.20)	1.32	(0.30)	2.99	(0.91)
Total from
investment operations	9.33		(4.15)	1.36	(0.22)	3.13	(0.76)

Less distributions:
From net investment income	(0.13)		(0.04)	(0.08)	(0.18)	(0.23)	(0.17)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.24		$14.04	$18.23	$16.95	$17.35	$14.45

Total return	66.75	%‡	-22.80%	8.16%	-1.36%	21.74%	-4.94%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$15,140		$18,188	$20,051	$43,959	$66,177	$95,191
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.72	%†	1.73%	1.54%	1.43%	1.36%	1.64%
After advisory fee waiver	1.35	%†	1.35%	1.35%	1.32%	1.33%	1.35%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.19	%)†	(0.05%)	0.07%	0.35%	0.81%	0.79%
After advisory fee waiver	0.18	%†	0.33%	0.26%	0.46%	0.84%	1.08%
Portfolio turnover rate	30.31	%‡	71.53%	37.26%	39.04%	23.48%	14.99%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2021
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$13.18		$15.69	$14.58	$14.48	$11.73	$11.62

Income from
investment operations:
Net investment income^	0.08		0.20	0.22	0.17	0.21	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	4.80		(2.52)	1.08	0.14	2.74	0.06
Total from
investment operations	4.88		(2.32)	1.30	0.31	2.95	0.25

Less distributions:
From net investment income	(0.23)		(0.19)	(0.19)	(0.21)	(0.20)	(0.14)
Net asset value, end of period	$17.83		$13.18	$15.69	$14.58	$14.48	$11.73

Total return	37.35	%‡	-15.00%	9.17%	2.15%	25.37%	2.23%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$1,384		$1,074	$1,296	$1,222	$1,582	$2,037
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	3.15	%†	4.94%	4.52%	4.27%	4.42%	3.86%
After advisory fee waiver and
expense reimbursement	1.00	%†	1.00%	0.85%	0.94%	0.89%	1.00%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.13	%)†	(2.58%)	(2.17%)	(2.21%)	(1.90%)	(1.17%)
After advisory fee waiver and
expense reimbursement	1.02	%†	1.36%	1.50%	1.12%	1.63%	1.69%
Portfolio turnover rate	20.26	%‡	36.17%	35.66%	25.80%	34.31%	25.66%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2021
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$13.26		$15.75	$14.66	$14.55	$11.80	$11.71

Income from
investment operations:
Net investment income^	0.10		0.23	0.23	0.19	0.23	0.22
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	4.82		(2.51)	1.09	0.16	2.75	0.06
Total from
investment operations	4.92		(2.28)	1.32	0.35	2.98	0.28

Less distributions:
From net investment income	(0.27)		(0.21)	(0.23)	(0.24)	(0.23)	(0.19)
Net asset value, end of period	$17.91		$13.26	$15.75	$14.66	$14.55	$11.80

Total return	37.44	%‡	-14.73%	9.25%	2.37%	25.53%	2.47%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$8,311		$2,788	$3,805	$3,482	$3,401	$4,749
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.90	%†	4.69%	4.42%	4.09%	4.25%	3.61%
After advisory fee waiver and
expense reimbursement	0.75	%†	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.88	%)†	(2.33%)	(2.07%)	(2.06%)	(1.72%)	(0.94%)
After advisory fee waiver and
expense reimbursement	1.27	%†	1.61%	1.60%	1.28%	1.78%	1.92%
Portfolio turnover rate	20.26	%‡	36.17%	35.66%	25.80%	34.31%	25.66%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months						December 31,
	Ended						2015*
	April 30,		Year Ended October 31,				through
	2021						October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$9.53		$12.32	$12.29	$12.16	$10.41	$10.00

Income from
investment operations:
Net investment
income/(loss)^	0.01		0.04	0.05	0.04	0.10	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.31		(2.83)	0.10	0.17	1.91	0.33
Total from
investment operations	5.32		(2.79)	0.15	0.21	2.01	0.41
Less distributions:
From net investment income	(0.08)		(0.00)~	(0.12)	(0.08)	(0.10)	—
From net realized
gain on investments	—		—	—	—	(0.16)	—
Total distributions	(0.08)		(0.00)	(0.12)	(0.08)	(0.26)	—
Net asset value,
end of period	$14.77		$9.53	$12.32	$12.29	$12.16	$10.41
Total return	56.03	%‡	-22.65%	1.32%	1.70%	19.49%+	4.10	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$491		$256	$331	$478	$230	$170
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	4.53	%†	13.99%	12.16%	11.13%	13.89%	16.98	%†
After advisory fee waiver and
expense reimbursement	1.29	%†	1.30%	1.08%	1.19%	1.27%	1.32	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(3.10	%)†	(12.29%)	(10.62%)	(9.65%)	(11.74%)	(14.76	%)†
After advisory fee waiver and
expense reimbursement	0.14	%†	0.40%	0.46%	0.29%	0.88%	0.90	%†
Portfolio turnover rate	32.23	%‡	118.94%	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.
~	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months						December 31,
	Ended						2015*
	April 30,		Year Ended October 31,				through
	2021						October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$9.55		$12.33	$12.33	$12.20	$10.44	$10.00

Income from
investment operations:
Net investment income^	0.03		0.07	0.06	0.06	0.13	0.11
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.32		(2.85)	0.09	0.18	1.92	0.33
Total from
investment operations	5.35		(2.78)	0.15	0.24	2.05	0.44

Less distributions:
From net investment income	(0.10)		(0.00)~	(0.15)	(0.11)	(0.13)	—
From net realized
gain on investments	—		—	—	—	(0.16)	—
Total distributions	(0.10)		(0.00)	(0.15)	(0.11)	(0.29)	—
Net asset value,
end of period	$14.80		$9.55	$12.33	$12.33	$12.20	$10.44

Total return	56.30	%‡	-22.55%	1.35%	1.95%	19.78%+	4.40	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$6,945		$1,310	$1,549	$1,416	$1,389	$1,160
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	4.24	%†	13.69%	12.08%	11.19%	13.77%	17.67	%†
After advisory fee waiver and
expense reimbursement	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.04	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(2.81	%)†	(11.99%)	(10.54%)	(9.75%)	(11.62%)	(15.31	%)†
After advisory fee waiver and
expense reimbursement	0.43	%†	0.70%	0.54%	0.44%	1.15%	1.32	%†
Portfolio turnover rate	32.23	%‡	118.94%	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.
~	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Effective February 28, 2021, the following name changes were enacted.  The Huber Capital Equity Income Fund changed to the Huber Select Large Cap Value Fund, the Huber Capital Small Cap Value Fund changed to Huber Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund changed to Huber Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund changed to Huber Mid Cap Value Fund.

The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2021:

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

Select Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$802,495	$—	$—	$802,495
Consumer Discretionary	3,739,511	—	—	3,739,511
Consumer Staples	1,491,762	—	—	1,491,762
Energy	1,625,280	—	—	1,625,280
Financials	6,684,442	—	—	6,684,442
Health Care	5,693,856	—	—	5,693,856
Industrials	7,444,297	—	—	7,444,297
Materials	321,453	—	—	321,453
Technology	8,728,891	—	—	8,728,891
Utilities	1,716,704	—	—	1,716,704
Total Common Stocks	38,248,691	—	—	38,248,691
Money Market Funds	271,465	—	—	271,465
Total Investments
in Securities	$38,520,156	$—	$—	$38,520,156

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$748,440	$—	$—	$748,440
Consumer Discretionary	4,419,257	—	—	4,419,257
Consumer Staples	303,495	—	—	303,495
Energy	5,577,881	—	—	5,577,881
Financials	11,972,395	—	—	11,972,395
Health Care	2,970,820	—	—	2,970,820
Industrials	4,298,799	—	—	4,298,799
Materials	1,658,570	—	—	1,658,570
Real Estate	1,585,279	—	—	1,585,279
Technology	4,534,561	—	—	4,534,561
Utilities	1,155,695	—	—	1,155,695
Total Common Stocks	39,225,192	—	—	39,225,192
Money Market Funds	1,335,320	—	—	1,335,320
Total Investments
in Securities	$40,560,512	$—	$—	$40,560,512

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$732,340	$—	$—	$732,340
Consumer Discretionary	778,471	—	—	778,471
Consumer Staples	749,800	—	—	749,800
Energy	886,510	—	—	886,510
Financials	2,307,643	—	—	2,307,643
Health Care	763,911	—	—	763,911
Industrials	1,496,216	—	—	1,496,216
Materials	136,374	—	—	136,374
Technology	1,425,454	—	—	1,425,454
Utilities	322,856	—	—	322,856
Total Common Stocks	9,599,575	—	—	9,599,575
Money Market Funds	108,970	—	—	108,970
Total Investments
in Securities	$9,708,545	$—	$—	$9,708,545

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$406,445	$—	$—	$406,445
Consumer Discretionary	750,661	—	—	750,661
Consumer Staples	157,331	—	—	157,331
Energy	1,073,243	—	—	1,073,243
Financials	2,104,305	—	—	2,104,305
Health Care	460,799	—	—	460,799
Industrials	828,349	—	—	828,349
Materials	209,913	—	—	209,913
Real Estate	184,143	—	—	184,143
Technology	451,207	—	—	451,207
Utilities	590,663	—	—	590,663
Total Common Stocks	7,217,059	—	—	7,217,059
Money Market Funds	258,300	—	—	258,300
Total Investments
in Securities	$7,475,359	$—	$—	$7,475,359

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99%. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00%.  For the six months ended April 30, 2021, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2021, the Adviser reduced its fees and absorbed Fund expenses in the amount of $75,036 for the Select Large Cap Value Fund, $64,482 for the Small Cap Value Fund, $83,921 for the Large Cap Value Fund, and $87,275 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
Date	Value Fund	Value Fund	Value Fund	Value Fund
10/31/2021	$47,999	$266	$83,200	$94,764
10/31/2022	132,238	104,752	174,622	191,202
10/31/2023	150,039	132,640	181,127	201,442
4/30/2024	75,036	64,482	83,921	87,275
	$405,312	$302,140	$522,870	$574,683

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2021 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2021, the shareholder servicing fees accrued by the Funds’ Investor Class, and for the Mid Cap Value Fund Institutional Class are disclosed in the statements of operations.

NOTE 6 – 12B- 1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2021, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Purchases	$11,540,655	$10,586,045	$5,212,960	$5,448,794
Sales	32,760,179	22,198,131	1,540,753	1,646,224

For the six months ended April 30, 2021, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $33,108,041 for the Select Large Cap Value Fund, and $13,527,498 for the Small Cap Value Fund.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2021 and the year ended October 31, 2020 was as follows:

	Select Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
Ordinary income	$534,234	$530,737

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
Ordinary income	$145,620	$64,183

	Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
Ordinary income	$74,587	$65,424

	Mid Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
Ordinary income	$15,606	$ —

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

As of October 31, 2020, the Funds’ most recent completed fiscal year end, components of accumulated earnings/(losses) on a tax basis were as follows:

	Select
	Large Cap	Small Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$19,038,612	$26,039,834
Gross tax unrealized appreciation	28,437,976	9,218,408
Gross tax unrealized depreciation	(566,754)	(1,961,923)
Net tax unrealized appreciation	27,871,222	7,256,485
Net unrealized depreciation
on foreign currency	—	(371)
Undistributed ordinary income	413,129	124,180
Undistributed long-term capital gain	—	—
Total distributable earnings	413,129	124,180
Other accumulated losses	(604,623)	(12,315,588)
Total accumulated earnings/(losses)	$27,679,728	$(4,935,294)

	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$2,587,129	$1,555,915
Gross tax unrealized appreciation	1,566,624	222,344
Gross tax unrealized depreciation	(265,198)	(174,884)
Net tax unrealized appreciation	1,301,426	47,460
Net unrealized appreciation
on foreign currency	—	2
Undistributed ordinary income	63,137	11,566
Undistributed long-term capital gain	—	—
Total distributable earnings	63,137	11,566
Other accumulated losses	(521,834)	(160,353)
Total accumulated earnings/(losses)	$842,729	$(101,325)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2020, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$(604,623)	$—
Small Cap Value Fund	(8,576,837)	(3,738,751)
Large Cap Value Fund	(447,999)	(73,835)
Mid Cap Value Fund	(160,353)	—

These capital losses may be carried forward indefinitely to offset future gains.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
RBC Capital Markets LLC	—	38.51%
Angelo R. Mozilo	25.47%	—

Small Cap Value Fund	Investor Class	Institutional Class
Margaret L. Kerr	—	40.64%
Lizanne Falsetto Living Trust	—	32.15%
Shadowlawn Investments LP	47.66%	—
Charles Schwab & Co. Inc.	25.10%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	56.37%
Morgan Stanley Smith Barney LLC	78.43%	26.90%

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	73.76%
Hilton Family Trust	69.96%	—

NOTE 10 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Fund received a reimbursement of $94 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied

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NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – A style of investing which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a Fund’s portfolio.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited), Continued

demand), or sectors within the securities markets.  The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally.  In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2021 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Small Cap Value Fund (the “Small Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”) and Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2020, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Adviser’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Select Large Cap Value Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-, three-, five-, and ten-year periods ended June 30, 2020.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark index for the one-, three-, five-, and ten-year periods, and outperformed its secondary benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed its similarly managed account composite for the one-, three-, five-, and ten-year periods.

Small Cap Value Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-, three-, five-, and ten-year periods ended June 30, 2020.  The Board also

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark index for the one-, three-, five-, and ten-year periods, and underperformed its secondary benchmark index for the one-, three- and five-year periods and outperformed for the ten-year period ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed its similarly managed composite for the one- and three-year periods and underperformed for the five- and ten-year periods.

Large Cap Value Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-, three, and five-year periods ended June 30, 2020.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary and secondary benchmark indices for the one-, three-, and five-year periods ended June 30, 2020.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similarly managed account composite for the one-, three-, and five-year periods.

Mid Cap Value Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one- and three-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods ended June 30, 2020.

The Board noted that the Adviser represented it does not have any similarly managed accounts to the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Select Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 0.99% to 0.75% through at least February 27, 2021. The Board noted that the contractual advisory fee was significantly above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fee received by the Adviser from the Fund during the year ended June 30, 2020 was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.

Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Fund of 1.35%.  The Board noted that the Fund’s total expense ratio was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 1.35% to 0.99% through at least February 27, 2021. The Board also noted that the contractual advisory fee and voluntarily reduced advisory fee were both above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Adviser

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

from the Fund during the year ended June 30, 2020 was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.

Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 0.75%.  The Board noted that the Fund’s total expense ratio for the Fund was above the peer group median and equal to the average. The Board also noted that the Fund’s total expense ratio when the Fund’s peer group was adjusted to include only funds with similar asset sizes was below the peer group median and below the peer group average.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 0.75% to 0.00% through at least February 27, 2021. The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board also noted that the voluntarily reduced advisory fee was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2020.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.

Mid Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.00%.  The Board noted that the Fund’s total expense ratio for the Fund was above the peer group median and equal to the average. The Board also noted that the Fund’s

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

total expense ratio for the Fund when the Fund’s peer group was adjusted to include only funds with similar asset sizes was equal to the peer group median and below the average.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 1.00% to 0.00% through at least February 27, 2021. The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board also noted that the voluntarily reduced advisory fee was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2020.  The Board noted that the Adviser represented it does not have any similarly managed accounts to the Fund.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Select Large Cap Value Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Large Cap Value Fund).  The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps and also considered that each of the Select Large Cap Value Fund’s, Small Cap Value Fund’s and Large Cap Value Fund’s advisory fees contained breakpoints at very high asset levels.  The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the expense caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.  The Board noted that the current breakpoint schedules in the

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Select Large Cap Value Fund, Small Cap Value Fund, Large Cap Value Fund and Mid Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 NorthRiver Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)  Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

     (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President/Chief Executive Officer/Principal Executive Officer

Date  7/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman,
President/Chief Executive Officer/Principal Executive Officer

Date  7/7/21

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King,
Vice President/Treasurer/Principal Financial Officer

Date  7/8/21

* Print the name and title of each signing officer under his or her signature.